Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Sale of Equity or Issued

During the nine months ended September 30, 2022, the Company issued:

Issuance	Shares	Value $
Public offering(1)	1,409,771	10,031,415
Notes payable	147,500	588,524
Warrant exercises(2)	2,267,551	590,574
Common stock payable	839	16,340
Preferred Share and Dividends Payable(3)	437,327	402,068

(1)	Value is net of $1,407,262 of fees associated with the issuances.
(2)	Includes 197,273 broker warrants exercised on a cashless basis for 180,280 shares of common stock and warrants to purchase 1,409,771 shares of common stock exercised as part of the Company’s initial public offering.
(3)	Includes 336,810 shares of common stock issued upon conversion of 1,213 Preferred Shares and 100,517 common shares to settle dividends payable balance.

Schedule Of Stock Options, Valuation Assumptions

The estimated fair values of the liability measured on a recurring basis are as follows:

December 31,
2021
Expected average volatility	85.5%
Dividend yield	8.5%
Expected life	2.33 Years
Risk-free interest rate	0.73%

For the year ended December 31, 2021, and 2020, the estimated fair values of the liability measured on a recurring basis are as follows:

	December 31,	December 31,
	2021	2020
Expected average volatility	85.5%	69.8%
Dividend yield	8.5%	8.5%
Expected life	2.33 Years	3.33 Years
Risk-free interest rate	0.73%	0.17%

Schedule of Warrants Activity

A continuity schedule of the Series A Preferred Stock warrants is set forth below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2020	48,532	$24.98	3.33
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding and Exercisable, December 31, 2021	48,532	$24.98	2.33
Granted	-	-	-
Forfeited	-	-	-
Exercised	(48,532)	24.98	-
Outstanding and Exercisable, September 30, 2022	-	$-	-

A continuity schedule of the common stock warrants is set forth below:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	-	$-
Granted	2,304,544	2.89
Forfeited	-	-
Exercised(1)	(2,284,544)	2.89
Outstanding and Exercisable, September 30, 2022	20,000	$2.50

(1)	Includes 197,273 warrants exercised on a cashless basis for 180,280 common stock.

A continuity schedule of the Series A Preferred Stock warrants is set forth below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)	Intrinsic Value
Outstanding, December 31, 2019	48,532	$24.98	4.33	$-
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, December 31, 2020	48,532	24.98	3.33	-
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding and Exercisable, December 31, 2021	48,532	$24.98	2.33	$-

Schedule of Restricted Stock Units (RSUs)

A continuity schedule of the Restricted Stock Units (RSUs) is set forth as follows:

	Number of RSU	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2020	61,884	$23.76	4.33
Granted	-		-
Forfeited	(2,702)	27.76	-
Exercised	-	-	-
Outstanding, December 31, 2021	59,182	$23.57	3.33
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2022	59,182	$23.57	2.58
Exercisable, September 30, 2022	58,813	$23.74	2.58

A continuity schedule of the Restricted Stock Units (RSU) follows:

	Number of RSU	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2019	60,169	$24.02	-
Granted	4,417	22.64	-
Forfeited	(2,702)	27.76	-
Exercised	-	-	-
Outstanding, December 31, 2020	61,884	23.76	4.33
Granted	-		-
Forfeited	(2,702)	27.76	-
Exercised	-	-	-
Outstanding, December 31, 2021	59,182	$23.57	3.33
Exercisable, December 31, 2021	43,056	$23.93	3.33